Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	271,818,602.64	20,492
Yield Supplement Overcollateralization Amount 05/31/18	6,173,117.72	0
Receivables Balance 05/31/18	277,991,720.36	20,492
Principal Payments	13,089,086.27	542
Defaulted Receivables	498,329.65	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	5,708,412.87	0
Pool Balance at 06/30/18	258,695,891.57	19,918

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	24.47%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	11,641,315.12
Actual Overcollateralization	11,641,315.12

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.65%
Weighted Average Remaining Term	35.16

Delinquent Receivables:
Past Due 31-60 days	6,501,450.61	369
Past Due 61-90 days	1,893,184.71	109
Past Due 91-120 days	292,034.33	20
Past Due 121+ days	0.00	0
Total	8,686,669.65	498

Total 31+ Delinquent as % Ending Pool Balance	3.36%

Recoveries	305,186.49

Aggregate Net Losses/(Gains) - June 2018	193,143.16

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.83%
Prior Net Losses Ratio	0.98%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	1.21%
Four Month Average	0.91%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.78%

Flow of Funds	$ Amount

Collections	14,307,544.64
Advances	4,967.02
Investment Earnings on Cash Accounts	44,327.47
Servicing Fee	(231,659.77)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,125,179.36

Distributions of Available Funds
(1) Class A Interest	332,504.90
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	890,873.95
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,641,315.12
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	1,222,573.72
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	14,125,179.36

Servicing Fee	231,659.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 06/15/18	259,586,765.52
Principal Paid	12,532,189.07
Note Balance @ 07/16/18	247,054,576.45

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2a
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2b
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-3
Note Balance @ 06/15/18	113,426,765.52
Principal Paid	12,532,189.07
Note Balance @ 07/16/18	100,894,576.45
Note Factor @ 07/16/18	43.1173404%

Class A-4
Note Balance @ 06/15/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	125,000,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	21,160,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	370,416.57
Total Principal Paid	12,532,189.07
Total Paid	12,902,605.64

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.07325%
Coupon	2.47325%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	140,838.23
Principal Paid	12,532,189.07
Total Paid to A-3 Holders	12,673,027.30

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3670544
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.4184362
Total Distribution Amount	12.7854906

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6018728
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.5563635
Total A-3 Distribution Amount	54.1582363

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	71.09
Noteholders' Principal Distributable Amount	928.91

Account Balances	$ Amount

Advances
Balance as of 05/31/18	71,532.85
Balance as of 06/30/18	76,499.87
Change	4,967.02

Reserve Account
Balance as of 06/15/18	17,081,024.89
Investment Earnings	24,465.78
Investment Earnings Paid	(24,465.78)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	17,081,024.89
Change	-

Total Reserve Amount	17,081,024.89